RELATED PARTY TRANSACTIONS (Detail Textuals 1) - CAD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 27, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions
Key management personnel compensation		$ 602,944	1,169,193
Lease liabilities		4,661,279		$ 0
Land
Disclosure of transactions between related parties [line items]
Lease liabilities		$ 3,579,456
Naturals [Member]
Disclosure of transactions between related parties [line items]
Number of share issued to purchase of warrants		3,030,303
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) | Subscription agreement
Disclosure of transactions between related parties [line items]
Number of units purchased	1,666,667
Number of shares issued	1,666,667
Dr. Avtar Dhillon, the Executive Chairman
Disclosure of transactions between related parties [line items]
Term of lease					30 years
Rent charge		$ 84,904	83,235
Services received, related party transactions		158,541	$ 25,720
Settlement of liabilities by entity on behalf of related party, related party transactions		237
Amounts payable, related party transactions		166,469		502
Key management personnel compensation		$ 137,597		$ 16,614